SCHEDULE OF INVESTMENTS

Delaware Ivy Value Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 2.5%
Liberty Global, Inc., Series C(A)	1,319	$35,655

Cable & Satellite – 6.2%
Comcast Corp., Class A	855	48,761
Liberty Media Corp., Class C(A)	872	40,439
		89,200

Total Communication Services - 8.7%		124,855
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	372	34,500

General Merchandise Stores – 2.9%
Target Corp.	167	40,395

Home Improvement Retail – 2.0%
Lowe’s Co., Inc.	147	28,600

Total Consumer Discretionary - 7.3%		103,495
Consumer Staples

Hypermarkets & Super Centers – 3.5%
Wal-Mart Stores, Inc.	356	50,183

Tobacco – 3.3%
Philip Morris International, Inc.	474	47,025

Total Consumer Staples - 6.8%		97,208
Energy

Oil & Gas Exploration & Production – 2.8%
EOG Resources, Inc.	477	39,820

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	643	38,835

Total Energy - 5.5%		78,655
Financials

Asset Management & Custody Banks – 2.6%
Ameriprise Financial, Inc.	149	37,074

Consumer Finance – 5.2%
Capital One Financial Corp.	239	36,958
Synchrony Financial	759	36,808
		73,766
Diversified Banks – 0.9%
Wells Fargo & Co.	274	12,400

Investment Banking & Brokerage – 3.2%
Morgan Stanley	502	46,034

Life & Health Insurance – 1.2%
MetLife, Inc.	292	17,501

Mortgage REITs – 2.4%
AGNC Investment Corp.	2,003	33,826

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	598	42,294

Property & Casualty Insurance – 2.5%
Arch Capital Group Ltd.(A)	924	35,985

Regional Banks – 0.9%
Regions Financial Corp.	614	12,388

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	179	20,441

Total Financials - 23.3%		331,709
Health Care

Biotechnology – 2.8%
Amgen, Inc.	105	25,551
Vertex Pharmaceuticals, Inc.(A)	72	14,518
		40,069
Health Care Distributors – 2.8%
McKesson Corp.	210	40,094

Health Care Facilities – 2.8%
HCA Holdings, Inc.	196	40,492

Health Care Services – 3.3%
CVS Caremark Corp.	557	46,495

Managed Health Care – 3.1%
Anthem, Inc.	116	44,235

Total Health Care - 14.8%		211,385
Industrials

Aerospace & Defense – 3.9%
Northrop Grumman Corp.	30	11,028
Raytheon Technologies Corp.	521	44,478
		55,506
Electrical Components & Equipment – 5.5%
Eaton Corp.	279	41,285
nVent Electric plc	1,196	37,362
		78,647
Railroads – 2.7%
Norfolk Southern Corp.	146	38,804

Total Industrials - 12.1%		172,957
Information Technology

Data Processing & Outsourced Services – 2.2%
Fidelity National Information Services, Inc.	226	32,046

Semiconductors – 4.7%
Broadcom Corp., Class A	80	38,147
NXP Semiconductors N.V.	141	28,942
		67,089
Technology Hardware, Storage & Peripherals – 2.1%
Seagate Technology	337	29,593

Total Information Technology - 9.0%		128,728
Materials

Diversified Metals & Mining – 2.0%
BHP Billiton Ltd. ADR(B)	392	28,586

Paper Packaging – 2.3%
Graphic Packaging Holding Co.	1,777	32,226

Total Materials - 4.3%		60,812
Real Estate

Health Care REITs – 3.3%
Welltower, Inc.	563	46,764

Total Real Estate - 3.3%		46,764
Utilities

Electric Utilities – 3.9%
Entergy Corp.	281	28,053
Evergy, Inc.(C)	452	27,339
		55,392

Total Utilities - 3.9%		55,392

TOTAL COMMON STOCKS – 99.0%		$1,411,960
(Cost: $955,550)

SHORT-TERM SECURITIES
Money Market Funds(E) - 4.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	28,937	28,937
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	27,542	27,542
		56,479

TOTAL SHORT-TERM SECURITIES – 4.0%		$56,479
(Cost: $56,479)

TOTAL INVESTMENT SECURITIES – 103.0%		$1,468,439
(Cost: $1,012,029)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0)%		(42,806)

NET ASSETS – 100.0%		$1,425,633

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $28,296 are on loan.
(C)	All or a portion of securities with an aggregate value of $411 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Capital One Financial Corp.	N/A	Call	208	21	July 2021	$170.00	$111	$(5)
Magna International, Inc.	N/A	Call	415	41	September 2021	92.50	467	(228)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	185	19	July 2021	135.00	141	(390)
							$719	$(623)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$1,411,960	$—	$—
Short-Term Securities	56,479	—	—

Total	$1,468,439	$—	$—

Liabilities
Written Options	$233	$390	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,012,029

Gross unrealized appreciation	458,325
Gross unrealized depreciation	(1,915)

Net unrealized appreciation	$456,410